SHARE-BASED COMPENSATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares)	7,486,326	7,100,000	6,700,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	5,277,790	5,200,000	4,600,000
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period	7 years
Maximum allotment of common shares reserved in share-based payment arrangement (in shares)	25,505,624
Common shares in reserve in share-based payment arrangement (in shares)	11,374,026
Common shares unallocated in reserve in share-based payment arrangement (in shares)	3,887,700
Restricted, Performance and Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum allotment of common shares reserved in share-based payment arrangement (in shares)	13,756,762
Common shares in reserve in share-based payment arrangement (in shares)	9,170,772
Common shares unallocated in reserve in share-based payment arrangement (in shares)	3,892,982
Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Required employee service period	3 months
Company's matching percentage	75.00%
Employee contribution percentage	5.00%
Maximum percentage company will match	3.75%
Bottom of range | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Bottom of range | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	12 months
Bottom of range | Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution, percentage of base salary	1.00%
Top of range | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Top of range | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	36 months
Top of range | Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution, percentage of base salary	10.00%
Treasury shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	0